BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 1 - Summary of Significant Accounting Policies

Nature of Business

SharpLink, Inc. (SharpLink or the Company) was incorporated in February 2019 in Minnesota. The Company develops software to engage the end users of sports media content in a variety of different ways, including providing games and contests primarily on a software-as-a-service (SaaS) basis, with the occasional licensing agreement to develop software. SharpLink is also developing lead generation software that connects sports media consumers to legal sports wagering operators in the United States.

The Company is majority owned by SportsHub Games Network (Parent). The Parent owns 83% of the outstanding common stock in the Company as of December 31, 2020.

Merger

On November 1, 2020, the Company entered into a Contribution Agreement with the Parent that contributed certain assets and liabilities to the Parent's newly formed, wholly owned subsidiary, Sports Technologies, LLC (STI). Following this contribution, STI merged into the Company's wholly owned subsidiary, ST Acquisitions, LLC, in a reverse triangular merger under which STI remains as the surviving subsidiary to the Company. As consideration in exchange for the merger, the Company issued 4,061,141 shares of SharpLink, Inc. common stock to Parent.

The assets and liabilities contributed to STI previously operated as a division of the Parent. Divisional equity represents the net assets of this division prior to merger. The Company has accounted for the operations of STI beginning January 1, 2019, due to the common control nature of the merger.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SharpLink, which is developing the lead generation software for online sports gambling sites, and its wholly owned subsidiary, STI, which operates the SaaS and software licensing business.

All significant inter-company balances and transactions have been eliminated in consolidation.

Concentrations of Credit Risk

The Company maintains its cash accounts in financial institutions, the balances of which are periodically in excess of federally insured limits.

Receivables and Credit Policy

Accounts receivable are recorded at their estimated net realizable value, net of an allowance for doubtful accounts. The Company has determined, based upon historical experience, its evaluation of the current status of receivables, and unusual circumstances, there is no need for an allowance for doubtful accounts. Credit terms are extended to customers in the normal course of business. The Company performs ongoing credit evaluations of its customers' financial conditions and generally requires no collateral.

Equipment

Equipment is recorded at cost. Expenditures for renewals and improvements that significantly add to the productivity capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the accounts and the resultant gain or loss is reflected in income.

Depreciation is provided using the straight-line method, based on useful lives of the assets which ranges from three to seven years. Depreciation expense for the years ended December 31, 2020 and 2019, was $20,331 and $15,952, respectively.

Intangible Assets

Intangible assets consist of internally developed software, customer relationships, and acquired technology and are carried at cost less accumulated amortization. The Company amortizes the cost of identifiable intangible assets on a straight-line basis over the expected period of benefit, which ranges from three to seven years.

Costs associated with internally developed software are expensed as incurred unless they meet generally accepted accounting criteria for deferral and subsequent amortization. Software development costs incurred prior to the application development stage are expensed as incurred. For costs that are capitalized, the subsequent amortization is the straight-line method over the remaining economic life of the product, which is estimated to be five years. The Company begins amortizing the asset and subsequent enhancements once the software is ready for its intended use. The Company reassesses whether it has met the relevant criteria for deferral and amortization at each reporting date. The Company capitalized $292,229 and $173,710 of costs in the development of its software for the years ended December 31, 2020 and 2019, respectively.

Long-Lived Assets

The Company reviews the carrying value of its equipment and intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimate future cash flows expected to result from its use and eventual disposition. In cases where undiscounted cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on this assessment there was no triggering events to assess for impairment for the years ended December 31, 2020 and 2019.

Goodwill

The Company records goodwill when consideration paid in an acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company has determined that there are two reporting units for the purpose of goodwill impairment tests, though only one reporting unit contains goodwill.

For purposes of assessing the impairment of goodwill, the Company annually, at its fiscal year end, estimates the fair value of the reporting unit and compares this amount to the carrying value of the reporting unit. The Company determines the fair value of its reporting units by utilizing market multiples from guideline public companies and other factors that it believes marketplace participants would utilize. If the Company determines that the carrying value of the reporting unit exceeds its fair value, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value. As of December 31, 2020 and 2019, the Company completed its annual impairment test of goodwill. Based upon that evaluation, the Company determined that its goodwill was not impaired.

Leases

The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. Control over the use of the identified asset means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

For leases with terms greater than 12 months, the right-of-use (ROU) assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The initial measurement of the operating lease ROU assets also includes any prepaid lease payments and are reduced by any previously accrued deferred rent. The Company's lease does not provide a readily determinable implicit rate; therefore, the Company uses its incremental borrowing rate to discount the lease payments based on the information available at commencement date. The Company's lease does not include a fixed rental escalation clause. Lease terms include an option to extend or terminate the lease when it is reasonably certain that such option will be exercised. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities, net operating losses, and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority. The standard also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes and includes removal of certain exceptions to the general principles of ASC 740, Income Taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. ASU 2019-12 is effective for the Company beginning on January 1, 2021. The Company has early adopted this standard as of January 1, 2020, and it did not have a material impact on the Company's consolidated financial statements or footnote disclosures.

Revenue Recognition

The Company enters into contracts for the development, hosting, operations, maintenance, and service of games and contests that are hosted by the Company and accessed through the customer's website or other electronic media. This generally results in revenue from developing, hosting, and maintaining software for customers (cloud-hosted SaaS) or licensing revenue for the development of software.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time.

Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services. The Company's performance obligations are satisfied either over time (for cloud-hosted SaaS) or at a point in time (for software licenses), see Note 2.

Other items relating to charges collected from customers include reimbursable expenses. Charges collected from customers as part of the Company's sales transactions are included in revenues and the associated costs are included in cost of revenues.

Transactions with Parent

Distributions

The Parent has historically paid direct expenses incurred by STI, which includes salaries and related expense for the employees of STI. The Parent collects cash on behalf of STI's revenue generating activities. The excess of revenue collected by the Parent over the expenses paid by the Parent is recorded as a distribution to the Parent. Distribution per share has been excluded from disclosure within the Consolidated Statement of Stockholders' Equity as only the Parent received the distribution.

Due to Parent

Since the merger of STI and SharpLink on November 1, 2020, the Company has generated a payable to the Parent for expenses paid on behalf of STI in excess of cash collected by the Parent on behalf of STI's revenue generating activities.

Advance to Parent

In October 2019, SharpLink advanced $227,807 to the Parent as a prepayment for expenses to be paid by the Parent which were to be allocable to SharpLink. As of December 31, 2020 and 2019, the balance remaining on the advance was $0 and $124,563, respectively.

Allocation of Expenses

The Company was allocated cost of revenue, selling, general, and administrative expenses totaling $2,211,303 and $2,297,723 in the years ended December 31, 2020 and 2019, respectively, for costs incurred by the Parent that were clearly applicable to the current and future revenue producing activities of the Company. Management has allocated these expenses using judgement based on the most reasonable method for the type of expense. Allocation methods were based on headcount, budgeting, salaries expense, and revenue depending on the expense.

Stock-Based Compensation

Stock-based compensation expense reflects the fair value of stock-based awards measured at the grant date and recognized over the relevant vesting period. The Company estimates the fair value of each stock-based award on the measurement date using the Black-Scholes option valuation model which incorporates assumptions as to stock price volatility, the expected life of the options, risk-free interest rate, and dividend yield.

Stock Subscriptions

The Company issued stock subscriptions in December 2019 for 65,266 shares of common stock for $130,532, of which 50,000 shares were issued to a related party, as of December 31, 2019. Stock subscriptions represent consideration that has not been paid to the Company based on the subscription price agreed to between the shareholder and the Company related to the purchase of shares. The stock subscriptions for 2019 were collected in January 2020. In 2020, the Company issued 2,633 shares of common stock for $5,266 with no stated payment date. Accordingly, these subscriptions have been classified as a contra-account to stockholders' equity.

Convertible Notes

The Company issued $1,882,500 in convertible notes in 2019 to individual shareholders. The convertible notes carried an annual interest rate of 4% and were scheduled to automatically convert into common stock on January 1, 2020, at $2 per share. All of the notes were redeemed or converted into common stock in 2019.

Redeemable Preferred Stock Issued with a Commitment Fee

The Company considers guidance within ASC 470-20, Debt (ASC 470), ASC 480, and ASC 815 when accounting for a redeemable equity instrument issued with a freestanding-instruments (e.g. commitment fee), such as in the December 2020 preferred stock issuance (First Tranche) and the second issuance upon the date the common stock is listed or quoted on any trading market (Going Public Transaction) (Second Tranche). In circumstances in which redeemable convertible preferred stock is issued with a commitment fee, the proceeds from the issuance of the convertible preferred stock are first allocated to the commitment fee at its full estimated fair value.

Commitment Fee

The Company accounts for the commitment fee as either equity instrument, liability, or derivative liability in accordance with ASC 480, Distinguishing Liabilities from Equity (ASC 480) and/or ASC 815, Derivatives and Hedging (ASC 815), depending on the specific terms of the agreement. The commitment fee, which requires the Company to issue common shares equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company's issued and outstanding capital immediately following the Second Tranche, may require the Company to transfer a variable number of shares outside of its control, is classified as a liability. Liability-classified instruments are recorded at their estimated fair values at each reporting period until they are exercised, terminated, reclassified, or otherwise settled. Changes in the estimated fair value of liability-classified instruments are immaterial for the year ended December 31, 2020.

Net loss per share

Basic net loss per share is calculated by dividing net loss available to common stockholders adjusted for preferred stock discount accretion and dividends accrued on preferred stock by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted net loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Fair Value Measurements

The Company has determined the fair value of certain assets and liabilities in accordance with generally accepted accounting principles, which provides a framework for measuring fair value.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

A fair value hierarchy has been established, which prioritizes the valuation inputs into three broad levels. Level 1 inputs consist of quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the related asset or liability. Level 3 inputs are unobservable inputs related to the asset or liability.

Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Paycheck Protection Program (PPP) Loan

The Company was granted a $46,500 loan on April 15, 2020, under the PPP administered by the Small Business Administration (SBA) approved partner. Management determined that the Company was eligible to receive the loan due to the size of the Company, its immediate financial need, and access to other capital resources at the time of the funding. The loan was uncollateralized and fully guaranteed by the Federal government. It carried an interest rate of 1%, payments of $2,478 were scheduled to begin on October 20, 2020, and the loan matures on April 20, 2022. The Company initially recorded a note payable and subsequently recorded forgiveness when the loan obligation was legally released by the SBA on December 7, 2020. The Company may be audited by the SBA for a period of up to six years after the date it was forgiven to determine whether the Company met the qualifications for the loan. The Company recognized $46,500 of loan forgiveness income within other income and expense on the consolidated statement of operations for the year ended December 31, 2020.

Recently Issued Accounting Pronouncements Not Yet Adopted

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASC 326, Financial Instruments – Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (ASC 326), which replaces the existing incurred loss model with a current expected credit loss (CECL) model that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company would be required to use a forward-looking CECL model for accounts receivables, guarantees, and other financial instruments. The Company will adopt ASC 326 on January 1, 2023, and does not expect ASC 326 to have a material impact on its consolidated financial statements.

Revision of Prior Consolidated Statements of Shareholders' Equity and Cash Flows

The Company identified an omission of a prepaid stock issuance transaction between the Company and a related party investor during the year ended December 31, 2020. The Company evaluated the materiality of the omission and concluded it was not material to previously issued consolidated financial statements. The Company revised its Statement of Shareholders' Equity and Statement of Cash Flows for the year ended December 31, 2020 by increasing additional paid-in capital and net cash from financing activities by $750,000 to reflect the proceeds received and by decreasing additional paid-in capital and net cash from financing activities by $750,000 to reflect the repayment of the prepaid stock issuance. The net effect to net cash from financing activities and additional paid-in capital was zero for the year ended December 31, 2020. The omission had no impact on the Consolidated Balance Sheet and Consolidated Statement of Operations. The Company included additional disclosure regarding the transaction in Note 4, Related Party Transactions.

Mer Telemanagement Solutions Ltd [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 20-F for the year ended December 31, 2020.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2020, contained in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on May 14, 2021, have been applied consistently in these unaudited interim consolidated financial statements.

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes" ("ASU 2020-12"), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

Use of Estimates

The preparation of the interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The novel coronavirus ("COVID-19") pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company's operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company's customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the interim consolidated financial statements for the period ended June 30, 2021. As events continue to evolve and additional information becomes available, the Company's estimates and assumptions may change materially in future periods.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to goodwill, tax assets and liabilities, fair values of stock-based awards, allowance for credit losses. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

A majority of the revenues of the Group are denominated in U.S. dollars ("dollar" or "dollars"). The dollar is the primary currency of the economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

c.	Principles of consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.	Restricted cash

Restricted cash is a deposit account which is held by the Company on behalf of Company's customers.

f.	Property and equipment, net

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

g.	Impairment of long-lived assets

The Company's long-lived assets (assets group) to be held or used, including property and equipment, and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

h.	Goodwill

Goodwill and other certain purchased intangible assets have been recorded in the Company’s financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired.

Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit would exceed its estimated fair value, the Company would have recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the test for Goodwill Impairment, which was adopted as of January 1, 2020.

The Company’s goodwill balance is only assigned to its Enterprise reporting unit. The Company performs an annual impairment test of its reporting unit as of the 1st of October of each year, or more frequently if impairment indicators are present. The Company identified impairment indicators during the year and performed a goodwill impairment test for the Enterprise reporting unit, using the income approach to value the reporting unit fair value. The impairment test resulted in a goodwill impairment of $617.

In addition, as part of the Company's annual impairment test procedures, it has reassessed the results of the impairment test performed during the second quarter of 2020 and concluded that an additional impairment is required as of December 31, 2020 at the amount of $1,106.

The material assumptions used for the income approach were five (5) years of projected cash flows and discount rate of 25%.

Some of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expense (income) for the years ended December 31, 2020 and 2019 amounted to approximately $(525) and $109 respectively.

j.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

The Company recognizes revenue under the five-step methodology required under ASC 606, “Revenue from Contracts with Customers”, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.

The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:

Revenue Recognition for software license fee - software license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license.
In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition.

Revenue Recognition for managed services arrangement - Managed services arrangements include management application and ongoing support.

The revenue from managed services arrangement is recognized over the time of the service.

Revenue Recognition for maintenance - Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Arrangements with multiple performance obligations - Many of the Company’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices accordance with ASC 606. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells s renewal contract.

k.	Research and development expenses:

Research and development costs are charged to the consolidated statements of operation, as incurred. Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the statement of operation when incurred.

l.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC Topic No. 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

m.	Accounting for share-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of income (loss).

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant.

No options were granted in 2020 and 2019.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and other account receivable.

Cash, cash equivalents and restricted cash are deposited with major banks in Israel, Hong Kong and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The Company establishes an allowance for credit losses based on historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay. Allowance for credit losses as of December 31, 2019 and 2020, amounted to $69 and $75, respectively. During the year ended December 31, 2020, no amount of the allowance for credit losses balance was collected.

The allowance for credit losses is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company has no off-balance-sheet concentrations of credit risk.

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No.260, "Earnings Per Share".

Preferred shares have been included together with the Ordinary shares as a component of both basic and dilutive earnings (loss) per share as these securities participate equally with the Ordinary shares in the profits, losses and liquidation values.

No options have been included in the calculation of the diluted net earnings per share due to the Company’s losses during all the years presented.

p.	Derivatives instruments:

ASC No. 815, "Derivatives and Hedging"("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. The Company entered into put and call option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when they occur.

During 2020, 2019 and 2018, the Company entered into forward, call and put option contracts in the aggregate notional amounts of $1,193 $2,193 and $2,100, respectively, which converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of exchange rate fluctuations on the Company's cash flow. In 2020, 2019 and 2018, the revaluation income (expenses) from these contracts with respect to the above transactions were $(4), $4 and $(9), respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2020, the Company had no outstanding call and put option contracts.

q.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.
r.	Treasury shares:

Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

s.	Impact of recently adopted accounting standards:

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. This standard requires entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings and report credit losses using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks.

The Company adopted Topic 326 using the effective date of January 1, 2020, based on the composition of the Company’s trade receivables, investment portfolio and other financial assets, current economic conditions and historical credit loss activity. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amended guidance simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amended guidance, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying value, and an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to that reporting unit. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. The Company adopted this standard prospectively effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

t.	Impact of recently issued accounting standards:

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2020-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The Company is currently evaluating the impact of the new guidance on the Company’s consolidated financial statements.